Average Annual Total Returns - Prospectus-SI Class - Payden Core Bond Fund	Feb. 28, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%
Since Inception	5.82%
Inception Date	Jan. 22, 2018
SI Class
Average Annual Return:
1 Year	9.96%
Since Inception	5.21%
Inception Date	Jan. 22, 2018
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.33%
Since Inception	4.78%
Inception Date	Jan. 22, 2018
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.23%
Since Inception	3.94%
Inception Date	Jan. 22, 2018